Loans and other financial assets at amortized cost - Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted due from financial institutions [Line Items]
Total	₩ 15,354,409	₩ 9,334,131
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	10,295,006	6,609,015
Due from banks in local currency | Due from The BOK
Restricted due from financial institutions [Line Items]
Total	₩ 10,219,055	₩ 6,519,226
Reason of restriction	Reserve deposits under the BOK Act	Reserve deposits under the BOK Act
Counterparty	The BOK	The BOK
Due from banks in local currency | Due from KSFC
Restricted due from financial institutions [Line Items]
Total	₩ 54	₩ 227
Reason of restriction	Futures trading margin	Futures trading margin
Counterparty	KB Securities Co. Ltd.	KB Securities Co. Ltd.
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 75,897	₩ 89,562
Reason of restriction	Guarantees, mortgage of domestic exchange transactions and others	Guarantees, mortgage of domestic exchange transactions and others
Counterparty	Korea Federation of Savings Banks and others	Korea Federation of Savings Banks and others
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 5,059,403	₩ 2,725,116
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 3,549,695	₩ 1,544,492
Reason of restriction	Reserve deposits under the BOK Act and others	Reserve deposits under the BOK Act and others
Counterparty	The BOK and others	The BOK and others
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Reason of restriction	Reserve deposits and others	Reserve deposits and others
Counterparty	National Bank Cambodia	National Bank Cambodia
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Total	₩ 237	₩ 54
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 1,509,471	₩ 1,180,570
Reason of restriction	Overseas futures and options trade deposits and others	Overseas futures and options trade deposits and others
Counterparty	Korea Investment & Securities and others	Korea Investment & Securities and others